Line of Credit	12 Months Ended
Dec. 31, 2020
Lineof Credit Disclosure [Abstract]
Line of credit

10. Line of credit

Effective 1 July 2016 the Company established a line of credit with Nordea Bank in the amount of $84 bearing interest at 8.75%. The Company’s assets, up to an amount of $84 have been provided as collateral against the line of credit. As of December 31, 2020, the Company was indebted in the amount of $84 (December 31, 2019 – $0).